Condensed Financial Statements of the Company (Details) - Statements of Financial Position (Parentheticals) - Parent Company [Member] - Parent Company [Member] ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Refundable share rights deposits (in Yuan Renminbi) | ¥	¥ 266,901		¥ 138,328
Ordinary shares, authorized	10,000,000,000		10,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001		$ 0.001
Ordinary shares, issued	1,252,367,264		1,301,915,084
Ordinary shares, outstanding	1,073,891,784		1,123,475,604